Note 6 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Provision for losses	$(440)	(3,518)	(4)	(3,036)	(6,998)
Charge-offs	(92)	(936)	(131)	(55)	(1,214)
Recoveries	0	3,020	38	2,085	5,143
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Provision for losses	$(105)	(427)	254	114	(164)
Charge-offs	(19)	0	(105)	(69)	(193)
Recoveries	18	1,481	42	193	1,734
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Provision for losses	$262	(1,788)	481	400	(645)
Charge-offs	(66)	(67)	(108)	(180)	(421)
Recoveries	0	730	40	490	1,260
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Allocated to:
Specific reserves	$223	296	370	120	1,009
General reserves	767	5,782	830	1,321	8,700
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Allocated to:
Specific reserves	$235	248	434	71	988
General reserves	951	4,705	1,179	2,080	8,915
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Loans receivable at December 31, 2015:
Individually reviewed for impairment	$2,203	2,204	977	415	5,799
Collectively reviewed for impairment	88,742	245,149	63,438	69,691	467,020
Ending balance	$90,945	247,353	64,415	70,106	472,819

Loans receivable at December 31, 2016:
Individually reviewed for impairment	$1,107	1,880	940	643	4,570
Collectively reviewed for impairment	102,148	297,200	72,343	84,533	556,224
Ending balance	$103,255	299,080	73,283	85,176	560,794

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 2016
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$457	2,130	74	0	2,661	100,594	103,255
Commercial real estate:
Real estate rental and leasing	1,577	3,156	0	0	4,733	148,610	153,343
Other	1,702	7,187	0	0	8,889	136,848	145,737
Consumer	0	531	110	299	940	72,343	73,283
Commercial business:
Transportation industry	0	4,065	0	0	4,065	6,444	10,509
Other	3,973	2,916	0	0	6,889	67,778	74,667
	$7,709	19,985	184	299	28,177	532,617	560,794

	December 31, 2015
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$189	2,889	55	0	3,133	87,812	90,945
Commercial real estate:
Real estate rental and leasing	1,910	4,827	0	0	6,737	118,639	125,376
Other	917	9,473	0	0	10,390	111,587	121,977
Consumer	0	639	52	286	977	63,438	64,415
Commercial business:
Transportation industry	4,082	18	0	0	4,100	5,249	9,349
Other	841	1,515	0	0	2,356	58,401	60,757
	$7,939	19,361	107	286	27,693	445,126	472,819

Past Due Financing Receivables [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2016
Single family	$342	158	179	679	102,576	103,255	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	153,343	153,343	0
Other	0	0	0	0	145,737	145,737	0
Consumer	412	117	140	669	72,614	73,283	0
Commercial business:
Transportation industry	0	0	0	0	10,509	10,509	0
Other	85	0	274	359	74,308	74,667	0
	$839	275	593	1,707	559,087	560,794	0

2015
Single family	$490	130	799	1,419	89,526	90,945	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	125,376	125,376	0
Other	0	289	0	289	121,688	121,977	0
Consumer	330	262	119	711	63,704	64,415	0
Commercial business:
Transportation industry	0	0	0	0	9,349	9,349	0
Other	45	0	0	45	60,712	60,757	0
	$865	681	918	2,464	470,355	472,819	0

Impaired Financing Receivables [Table Text Block]
	December 31, 2016
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$217	217	0	567	15
Commercial real estate:
Real estate rental and leasing	40	122	0	40	0
Other	26	1,771	0	29	97
Consumer	312	312	0	449	13
Commercial business:
Other	274	356	0	81	18

Loans with an allowance recorded:
Single family	890	890	235	1,022	17
Commercial real estate:
Real estate rental and leasing	0	0	0	389	0
Other	1,814	1,814	248	1,856	229
Consumer	628	644	434	553	13
Commercial business:
Other	369	921	71	423	57

Total:
Single family	1,107	1,107	235	1,589	32
Commercial real estate:
Real estate rental and leasing	40	122	0	429	0
Other	1,840	3,585	248	1,885	326
Consumer	940	956	434	1,002	26
Commercial business:
Other	643	1,277	71	504	75
	$4,570	7,047	988	5,409	459
	December 31, 2015
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$1,251	1,251	0	943	60
Commercial real estate:
Real estate rental and leasing	44	184	0	46	7
Other	25	1,706	0	5,462	96
Consumer	475	476	0	387	10
Commercial business:
Other	0	79	0	36	0

Loans with an allowance recorded:
Single family	952	952	223	1,045	14
Commercial real estate:
Real estate rental and leasing	0	0	0	3	0
Other	2,135	2,135	296	1,920	32
Consumer	502	519	370	448	20
Commercial business:
Other	415	967	120	429	20

Total:
Single family	2,203	2,203	223	1,988	74
Commercial real estate:
Real estate rental and leasing	44	184	0	49	7
Other	2,160	3,841	296	7,382	128
Consumer	977	995	370	835	30
Commercial business:
Other	415	1,046	120	465	20
	$5,799	8,269	1,009	10,719	259

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
Dollars in thousands)	2016	2015
Single family	$916	1,655
Commercial real estate:
Real estate rental and leasing	41	44
Other	1,343	1,650
Consumer	630	786
Commercial business:
Other	343	46
	$3,273	4,181

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
(Dollars in thousands)	2016	2015
Single family	$448	647
Commercial real estate:
Other	1,774	725
Consumer	709	732
Commercial business:
Other	369	415
	$3,300	2,519

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre Modification and Post Modification [Table Text Block]
	Year ended December 31, 2016			Year ended December 31, 2015
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	4	$251	263	4	$476	478
Commercial real estate:
Other	1	1,274	1,274	1	209	209
Consumer	18	382	384	21	527	530
Commercial business:
Other	2	257	201	1	44	44
Total	25	$2,164	2,122	27	$1,256	1,261

Troubled Debt Restructurings Subsequent Default [Table Text Block]
	Year ended December 31, 2016		Year ended December 31, 2015
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Commercial real estate:
Other	1	$183	0	$0
Consumer	1	4	0	0
Total	2	$187	0	$0

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Carrying Amount
Purchased Performing Loans:
Balance at December 31, 2015	$18,539	(459)	18,080
Loans acquired during the period	11,772	(211)	11,561
Change due to payments/refinances	(13,413)	340	(13,073)
Change due to loan charge-off	(156)	(2)	(158)
Balance at December 31, 2016	$16,742	(332)	16,410

(Dollars in thousands)	Contractual Principal Receivable	Non-Accretable Difference	Carrying Amount
Purchased Credit Impaired Loans:
Balance at December 31, 2015	$555	(162)	393
Loans acquired during the period	329	(37)	292
Change due to payments/refinances	(449)	147	(302)
Balance at December 31, 2016	$435	(52)	383